EQUIPMENT (Details) - USD ($)	9 Months Ended	12 Months Ended
	Aug. 31, 2022	Nov. 30, 2021
IfrsStatementLineItems [Line Items]
Net book value	$ 305,729	$ 30,312
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Net book value	305,119
Equipments [Member]
IfrsStatementLineItems [Line Items]
Net book value	610
Vehicles [member]
IfrsStatementLineItems [Line Items]
Net book value		30,312
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	43,303	137,265
Disposals	(43,303)	(93,962)
Additions - acquisition of DCU	430,320
Additions	1,260
Net exchange differences	(61,312)
Ending Balance	370,268	43,303
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance		93,962
Disposals		(93,962)
Additions - acquisition of DCU	426,389
Additions	1,260
Net exchange differences	(58,384)
Ending Balance	369,265
Gross carrying amount [member] | Equipments [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Disposals
Additions - acquisition of DCU	3,931
Additions
Net exchange differences	(2,928)
Ending Balance	1,003
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	43,303	43,303
Disposals	(43,303)
Additions - acquisition of DCU
Additions
Net exchange differences
Ending Balance		43,303
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	12,991	29,011
Disposals	(12,991)	(48,496)
Additions	64,539	32,476
Ending Balance	64,539	12,991
Accumulated impairment [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance		29,011
Disposals		(48,496)
Additions	64,146	19,485
Ending Balance	64,146
Accumulated impairment [member] | Equipments [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Disposals
Additions	393
Ending Balance	393
Accumulated impairment [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	12,991
Disposals	(12,991)
Additions		12,991
Ending Balance		$ 12,991